Annual Total Returns	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
(Eaton Vance Emerging Markets Debt Opportunities Fund Prospectus) | (Eaton Vance Emerging Markets Debt Opportunities Fund) | Class A
Prospectus [Line Items]
Annual Return [Percent]	14.51%	11.12%	(6.43%)	1.24%	7.12%	17.83%	(4.44%)	12.57%	10.56%	(3.76%)